Subsequent Events - Schedule of issuance of Financial Statements Long-Term Borrowings (Details)	12 Months Ended
Dec. 31, 2025 CNY (¥)
Subsequent Events - Schedule of issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Amount	¥ 11,248,000
Minsheng Bank [Member]
Subsequent Events - Schedule of issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Amount	¥ 9,648,000
Issuance Date	Jan. 04, 2026
Expiration Date	Jan. 04, 2033
Secured by fixed assets	Yes
Minsheng Bank [Member]
Subsequent Events - Schedule of issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Amount	¥ 1,600,000
Issuance Date	Feb. 03, 2026
Expiration Date	Feb. 03, 2033
Secured by fixed assets	Yes